Note 10 - Notes Payable (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonrelated Party [Member]
Debt Instrument, Unamortized Discount	$ 263,380		$ 263,380
Notes Payable, Other Payables [Member]
Interest Expense, Other	942	$ 46,070
Notes Payable, Other Payables [Member] | Nonrelated Party [Member]
Debt Instrument, Unamortized Discount	148,421		148,421		$ 317,860	$ 336,085	$ 0
Interest Expense, Debt, Excluding Amortization			162,741	$ 90,983
Interest Expense, Other	16,647	8,772	39,507	20,036
Amortization of Debt Discount (Premium)	$ 17,589	$ 37,298	$ 123,234	$ 70,947